SEGMENTAL INFORMATION - Geographical Segment Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Geographical segment data:
Fixed assets	$ 1,730,676	$ 1,501,170
Brazil
Geographical segment data:
Revenues	100,052	99,976	$ 85,899
Fixed assets	369,922	392,132
Indonesia
Geographical segment data:
Revenues	67,325	66,345	65,478
Fixed assets	205,188	219,610
Kuwait
Geographical segment data:
Revenues	47,402	43,220	0
Fixed assets	275,684	281,946
United Arab Emirates
Geographical segment data:
Revenues	41,970	48,392	$ 48,029
Fixed assets	133,883	133,082
Jordan
Geographical segment data:
Fixed assets	$ 286,974	$ 0